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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment            [ ] Amendment Number :___________
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON  M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:

/s/ Francis S.M. Chou              Toronto, ON          November 14, 2008
-------------------------------    -----------------    -----------------------
         (Signature)                (City, State)                (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: 477,778
                                        ----------------
                                           (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

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
        COLUMN 1                    COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------     --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
     NAME OF ISSUER                  TITLE        CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------     --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Americredit Corp                NOTE 0.750% 9/1 03060RAP6      302    485,000 PRN         SOLE                485,000
Berkshire Hathaway Inc Del      CL A            084670108   28,016        210  SH         SOLE                    210
Biovail Corp                    COM             09067J109   28,490  2,887,200  SH         SOLE              2,887,200
Chunghwa Telecom Co Ltd         SPON ADR NEW    17133Q304    3,951    163,409  SH         SOLE                163,409
Cryptologic Limited             SHS             G3159C109      339     60,000  SH         SOLE                 60,000
Dish Network Corp               CL A            25470M109    1,073     50,000  SH         SOLE                 50,000
Expressjet Holdings Inc         NOTE 4.250% 8/0 30218UAB4    3,013  5,000,000 PRN         SOLE              5,000,000
Flagstone Reinsurance Hldgs     SHS             G3529T105   28,810  2,746,158  SH         SOLE              2,746,158
Gannett Inc                     COM             364730101    5,528    320,000  SH         SOLE                320,000
Hutchison Telecomm Intl Ltd     SPONSORED ADR   44841T107      339     20,000  SH         SOLE                 20,000
IDT Corp                        CL B            448947309      238    314,800  SH         SOLE                314,800
Jetblue Airways Corp            DBCV 3.750% 3/1 477143AC5    1,861  2,500,000 PRN         SOLE              2,500,000
King Pharmaceuticals Inc        COM             495582108   76,440  7,811,100  SH         SOLE              7,811,100
K-Swiss Inc                     CL A            482686102    8,402    472,720  SH         SOLE                472,720
Level 3 Communications Inc      NOTE 2.875% 7/1 52729NBA7    1,577  1,950,000 PRN         SOLE              1,950,000
Level 3 Communications Inc      NOTE 6.000% 3/1 52729NAS9   28,402 31,300,000 PRN         SOLE             31,300,000
Level 3 Communications Inc      NOTE 6.000% 9/1 52729NAG5   13,237 13,523,000 PRN         SOLE             13,523,000
Mannkind Corp                   NOTE 3.750%12/1 56400PAA0    2,174  4,000,000 PRN         SOLE              4,000,000
Mannkind Corp                   COM             56400P201    1,731    438,989  SH         SOLE                438,989
Media Gen Inc                   CL A            584404107   26,056  2,052,117  SH         SOLE              2,052,117
Natuzzi S P A                   ADR             63905A101      238     72,000  SH         SOLE                 72,000
Office Depot Inc                COM             676220106    8,752  1,472,053  SH         SOLE              1,472,053
Overstock Com Inc Del           COM             690370101   44,918  2,219,709  SH         SOLE              2,219,709
Overstock Com Inc Del           NOTE 3.750%12/0 690370AB7    7,397 10,120,000 PRN         SOLE             10,120,000
Penn Treaty Amern Corp          COM NEW         707874400      161    100,000  SH         SOLE                100,000
Pinnacle Airl Corp              NOTE 3.250% 2/1 723443AB3    3,578  5,000,000 PRN         SOLE              5,000,000
Qwest Communications Intl In    COM             749121109    6,599  2,000,000  SH         SOLE              2,000,000
RCN Corp                        COM NEW         749361200   21,301  1,700,884  SH         SOLE              1,700,884
Rewards Network Inc             SDCV 3.250%10/1 761557AA5    3,754  3,750,000 PRN         SOLE              3,750,000
Sanofi Aventis                  SPONSORED ADR   80105N105   18,803    560,000  SH         SOLE                560,000
Sears Hldgs Corp                COM             812350106   22,321    233,700  SH         SOLE                233,700
SK Telecom Ltd                  SPONSORED ADR   78440P108    3,268    170,000  SH         SOLE                170,000
Sprint Nextel Corp              COM SER 1       852061100    4,546    729,544  SH         SOLE                729,544
Telecom Corp New Zealand Ltd    SPONSORED ADR   879278208    1,068    113,777  SH         SOLE                113,777
McClatchy Co                    CL A            579489105   25,040  5,571,077  SH         SOLE              5,571,077
Utah Med Prods Inc              COM             917488108    1,719     61,070  SH         SOLE                 61,070
UTStarcom Inc                   COM             918076100   17,832  5,180,000  SH         SOLE              5,180,000
Watson Pharmaceuticals Inc      COM             942683103   26,359    905,400  SH         SOLE                905,400
Westwood One Inc                COM             961815107      143    280,600  SH         SOLE                280,600
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